Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	37,041,373	45,343,428
Common stock, shares outstanding	37,041,373	36,142,326
Common stock,par value	$ 0.01	$ 0.01
Treasury stock, shares	0	9,201,102
Treasury stock, par value	$ 0.01	$ 0.01